UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

QS

U.S. SMALL

CAPITALIZATION

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Fund name change

Prior to April 1, 2016, the Fund was known as QS Batterymarch U.S. Small Capitalization Equity Fund. There was no change in the Fund’s investment objective, policies and strategies as a result of this name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective April 1, 2016, QS Investors, LLC became a subadviser, and QS Batterymarch Financial Management, Inc. ceased to be a subadviser, to the Fund. The same portfolio managers continue to serve the Fund. Additionally, effective April 1, 2016, the Fund’s name changed from QS Batterymarch U.S. Small Capitalization Equity Fund to QS U.S. Small Capitalization Equity Fund. For more information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	QS U.S. Small Capitalization Equity Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

QS U.S. Small Capitalization Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended June 30, 2016. The market declined during the first two months of the reporting period. This weakness was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied over the next three months of the period. Investor sentiment improved as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. The market then gyrated in June 2016. After initially rising, the market fell sharply in the immediate wake of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”). However, the market largely recouped those losses at the end of the month. All told, for the six months ended June 30, 2016, the S&P 500 Indexiv gained 3.84%.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexv, generated the strongest returns, as they gained 5.50% over the reporting period. In contrast, small-cap stocks generated the weakest results, with the Russell 2000 Indexvi, rising 2.22%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, returned 3.74%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 1.14% and 6.29%, respectively, during the six months ended June 30, 2016.

Performance review

For the six months ended June 30, 2016, Class I shares of QS U.S. Small Capitalization Equity Fund returned 0.58%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 2.22% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 3.09% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 854 funds in the Fund’s Lipper category, and excluding sales charges.

IV	QS U.S. Small Capitalization Equity Fund

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
QS U.S. Small Capitalization Equity Fund:
Class A	0.33%
Class A2	0.34%
Class C	0.09%
Class FI	0.43%
Class I	0.58%
Class IS	0.67%
Russell 2000 Index	2.22%
Lipper Small-Cap Core Funds Category Average[1]	3.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.16%, 1.47%, 1.89%, 1.17%, 0.77% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses will not exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 854 funds in the Fund’s Lipper category, and excluding sales charges.

QS U.S. Small Capitalization Equity Fund	V

Investment commentary (cont’d)

These arrangements are expected to continue until December 31, 2017, but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS U.S. Small Capitalization Equity Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS U.S. Small Capitalization Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.33%	$1,000.00	$1,003.30	1.20%	$5.98	Class A	5.00%	$1,000.00	$1,018.90	1.20%	$6.02
Class A2	0.34	1,000.00	1,003.40	1.40	6.97	Class A2	5.00	1,000.00	1,017.90	1.40	7.02
Class C	0.09	1,000.00	1,000.90	1.95	9.70	Class C	5.00	1,000.00	1,015.17	1.95	9.77
Class FI	0.43	1,000.00	1,004.30	1.20	5.98	Class FI	5.00	1,000.00	1,018.90	1.20	6.02
Class I	0.58	1,000.00	1,005.80	0.90	4.49	Class I	5.00	1,000.00	1,020.39	0.90	4.52
Class IS	0.67	1,000.00	1,006.70	0.75	3.74	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

2	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 97.9%
Consumer Discretionary — 14.3%
Auto Components — 2.4%
American Axle & Manufacturing Holdings Inc.	286,442	$4,147,680	*
Cooper Tire & Rubber Co.	118,142	3,522,995
Cooper-Standard Holding Inc.	41,481	3,276,584	*
Dana Holding Corp.	293,782	3,102,338
Modine Manufacturing Co.	141,276	1,243,229	*
Stoneridge Inc.	151,584	2,264,665	*
Superior Industries International Inc.	43,884	1,175,214
Tenneco Inc.	97,230	4,531,890	*
Tower International Inc.	141,068	2,903,179
Total Auto Components		26,167,774
Automobiles — 0.3%
Winnebago Industries Inc.	127,007	2,911,000
Diversified Consumer Services — 0.1%
American Public Education Inc.	25,524	717,224	*
Hotels, Restaurants & Leisure — 4.7%
BJ’s Restaurants Inc.	102,354	4,486,176	*
Bloomin’ Brands Inc.	252,651	4,514,873
Boyd Gaming Corp.	176,100	3,240,240	*
Churchill Downs Inc.	19,097	2,413,097
Cracker Barrel Old Country Store Inc.	25,650	4,398,206
Dave & Buster’s Entertainment Inc.	97,930	4,582,145	*
Denny’s Corp.	172,947	1,855,721	*
Diamond Resorts International Inc.	177,646	5,322,274	*
Eldorado Resorts Inc.	41,522	630,927	*
Isle of Capri Casinos Inc.	176,119	3,226,500	*
Jack in the Box Inc.	75,300	6,469,776
Marcus Corp.	45,254	954,859
Marriott Vacations Worldwide Corp.	51,163	3,504,154
Pinnacle Entertainment Inc.	108,073	1,197,449	*
Ruby Tuesday Inc.	89,200	322,012	*
Sonic Corp.	126,300	3,416,415
Total Hotels, Restaurants & Leisure		50,534,824
Household Durables — 1.0%
Ethan Allen Interiors Inc.	65,895	2,177,171
Helen of Troy Ltd.	46,236	4,754,910	*
Hooker Furniture Corp.	23,076	495,903

See Notes to Financial Statements.

4	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Household Durables — continued
KB Home	155,809	$2,369,855
ZAGG Inc.	108,489	569,567	*
Total Household Durables		10,367,406
Leisure Products — 0.4%
Nautilus Inc.	44,830	799,767	*
Smith & Wesson Holding Corp.	76,657	2,083,538	*
Sturm Ruger & Co. Inc.	20,000	1,280,200
Total Leisure Products		4,163,505
Media — 1.2%
Entravision Communications Corp., Class A Shares	456,234	3,065,892
Gray Television Inc.	276,562	3,000,698	*
Media General Inc.	154,196	2,650,629	*
Sinclair Broadcast Group Inc., Class A Shares	137,500	4,105,750
Total Media		12,822,969
Multiline Retail — 0.5%
Big Lots Inc.	117,791	5,902,507
Specialty Retail — 2.6%
Ascena Retail Group Inc.	553,355	3,867,951	*
Barnes & Noble Inc.	411,582	4,671,456
Caleres Inc.	99,855	2,417,490
Children’s Place Inc.	36,644	2,938,116
Christopher & Banks Corp.	131,467	287,913	*
Citi Trends Inc.	34,736	539,450
Finish Line Inc., Class A Shares	205,274	4,144,482
Group 1 Automotive Inc.	23,517	1,160,799
Office Depot Inc.	304,600	1,008,226	*
Penske Automotive Group Inc.	76,300	2,400,398
Rent-A-Center Inc.	228,859	2,810,388
Sonic Automotive Inc., Class A Shares	102,502	1,753,809
Total Specialty Retail		28,000,478
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	39,469	2,271,047
Deckers Outdoor Corp.	96,731	5,563,967	*
Perry Ellis International Inc.	60,274	1,212,713	*
Wolverine World Wide Inc.	170,660	3,467,811
Total Textiles, Apparel & Luxury Goods		12,515,538
Total Consumer Discretionary		154,103,225

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Consumer Staples — 3.7%
Food & Staples Retailing — 0.7%
Ingles Markets Inc., Class A Shares	69,195	$2,580,973
SpartanNash Co.	65,900	2,015,222
SUPERVALU Inc.	670,994	3,167,092	*
Total Food & Staples Retailing		7,763,287
Food Products — 2.8%
Cal-Maine Foods Inc.	106,458	4,718,218
Darling Ingredients Inc.	443,201	6,603,695	*
Dean Foods Co.	291,333	5,270,214
Fresh Del Monte Produce Inc.	107,250	5,837,617
Omega Protein Corp.	68,829	1,375,892	*
Sanderson Farms Inc.	75,873	6,573,637
Total Food Products		30,379,273
Personal Products — 0.2%
Medifast Inc.	48,198	1,603,548
Total Consumer Staples		39,746,108
Energy — 1.9%
Energy Equipment & Services — 0.8%
Archrock Inc.	63,500	598,170
Atwood Oceanics Inc.	292,361	3,660,360
Era Group Inc.	30,027	282,254	*
Pioneer Energy Services Corp.	491,531	2,261,043	*
Tidewater Inc.	84,786	373,906
Unit Corp.	121,367	1,888,470	*
Total Energy Equipment & Services		9,064,203
Oil, Gas & Consumable Fuels — 1.1%
Alon USA Energy Inc.	173,013	1,121,124
Carrizo Oil & Gas Inc.	52,730	1,890,370	*
Delek US Holdings Inc.	115,824	1,530,035
Green Plains Inc.	40,241	793,553
Matador Resources Co.	141,247	2,796,691	*
Northern Oil and Gas Inc.	120,399	556,243	*
Pacific Ethanol Inc.	80,651	439,548	*
Renewable Energy Group Inc.	43,950	388,079	*
REX American Resources Corp.	30,346	1,815,601	*
Total Oil, Gas & Consumable Fuels		11,331,244
Total Energy		20,395,447

See Notes to Financial Statements.

6	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Financials — 25.2%
Banks — 8.5%
Ameris Bancorp	50,500	$1,499,850
Banc of California Inc.	108,948	1,971,959
Bank of the Ozarks Inc.	136,122	5,107,297
Banner Corp.	13,049	555,104
BBCN Bancorp Inc.	237,430	3,542,456
Brookline Bancorp Inc.	202,587	2,234,535
Centerstate Banks Inc.	70,284	1,106,973
Chemical Financial Corp.	25,925	966,743
Community Trust Bancorp Inc.	25,462	882,513
Customers Bancorp Inc.	88,899	2,234,032	*
First Bancorp	409,865	1,627,164	*
First Financial Bancorp	60,304	1,172,913
First Merchants Corp.	153,060	3,815,786
First Midwest Bancorp Inc.	205,515	3,608,843
First NBC Bank Holding Co.	62,827	1,054,865	*
Great Western Bancorp Inc.	212,169	6,691,810
Hanmi Financial Corp.	201,730	4,738,638
Heartland Financial USA Inc.	34,010	1,200,213
Hilltop Holdings Inc.	200,494	4,208,369	*
Home BancShares Inc.	227,896	4,510,062
IBERIABANK Corp.	105,930	6,327,199
OFG Bancorp	122,233	1,014,534
Opus Bank	18,961	640,882
PrivateBancorp Inc.	179,600	7,907,788
Talmer Bancorp Inc., Class A Shares	146,213	2,802,903
TowneBank	82,521	1,786,580
United Community Banks Inc.	252,390	4,616,213
Western Alliance Bancorp	191,622	6,256,458	*
Wilshire Bancorp Inc.	243,378	2,535,999
Wintrust Financial Corp.	78,400	3,998,400
Yadkin Financial Corp.	40,111	1,006,385
Total Banks		91,623,466
Capital Markets — 1.5%
Cohen & Steers Inc.	39,017	1,577,847
Evercore Partners Inc., Class A Shares	104,621	4,623,202
International FCStone Inc.	76,650	2,091,779	*
Investment Technology Group Inc.	115,310	1,927,983

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Capital Markets — continued
KCG Holdings Inc., Class A Shares	242,059	$3,219,385	*
Manning & Napier Inc.	117,186	1,113,267
OM Asset Management PLC	103,800	1,385,730
Total Capital Markets		15,939,193
Consumer Finance — 0.3%
Consumer Portfolio Services Inc.	84,916	320,133	*
Credit Acceptance Corp.	13,163	2,436,208	*
Nelnet Inc., Class A Shares	14,321	497,655
Total Consumer Finance		3,253,996
Insurance — 2.2%
American Equity Investment Life Holding Co.	153,735	2,190,724
CNO Financial Group Inc.	169,010	2,950,914
Employers Holdings Inc.	83,475	2,422,444
Federated National Holding Co.	34,400	654,976
HCI Group Inc.	97,996	2,673,331
Heritage Insurance Holdings Inc.	205,611	2,461,164
Maiden Holdings Ltd.	262,200	3,209,328
National General Holdings Corp.	72,593	1,554,942
United Fire Group Inc.	42,358	1,797,250
Universal Insurance Holdings Inc.	185,984	3,455,583
Total Insurance		23,370,656
Real Estate Investment Trusts (REITs) — 9.7%
Ashford Hospitality Prime Inc.	81,131	1,147,192
Ashford Hospitality Trust Inc.	521,594	2,800,960
Cedar Realty Trust Inc.	334,043	2,481,939
Chatham Lodging Trust	50,652	1,113,331
Coresite Realty Corp.	104,378	9,257,285
Cousins Properties Inc.	571,302	5,941,541
DiamondRock Hospitality Co.	542,264	4,896,644
DuPont Fabros Technology Inc.	140,783	6,692,824
FelCor Lodging Trust Inc.	716,321	4,462,680
First Industrial Realty Trust Inc.	293,505	8,165,309
Gaming and Leisure Properties Inc.	91,862	3,167,402
Hersha Hospitality Trust	215,084	3,688,691
LaSalle Hotel Properties	109,600	2,584,368
Lexington Realty Trust	394,718	3,990,599
Mack-Cali Realty Corp.	290,222	7,835,994
Pennymac Mortgage Investment Trust	152,814	2,480,171

See Notes to Financial Statements.

8	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Potlatch Corp.	112,800	$3,846,480
RLJ Lodging Trust	283,100	6,072,495
Ryman Hospitality Properties Inc.	103,900	5,262,535
Silver Bay Realty Trust Corp.	102,247	1,741,266
Summit Hotel Properties Inc.	203,592	2,695,558
Sunstone Hotel Investors Inc.	461,473	5,569,979
WP Glimcher Inc.	396,096	4,432,314
Xenia Hotels & Resorts Inc.	273,138	4,583,256
Total Real Estate Investment Trusts (REITs)		104,910,813
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA	85,308	2,374,975	*
HFF Inc., Class A Shares	122,387	3,534,536
Marcus & Millichap Inc.	79,785	2,027,337	*
Total Real Estate Management & Development		7,936,848
Thrifts & Mortgage Finance — 2.3%
BofI Holding Inc.	269,405	4,771,162	*
Essent Group Ltd.	214,249	4,672,771	*
LendingTree Inc.	64,002	5,653,297	*
MGIC Investment Corp.	762,998	4,539,838	*
Radian Group Inc.	150,153	1,564,594
Walker & Dunlop Inc.	88,599	2,018,285	*
WSFS Financial Corp.	59,136	1,903,588
Total Thrifts & Mortgage Finance		25,123,535
Total Financials		272,158,507
Health Care — 13.3%
Biotechnology — 4.2%
Achillion Pharmaceuticals Inc.	231,423	1,805,099	*
Acorda Therapeutics Inc.	93,516	2,385,126	*
AMAG Pharmaceuticals Inc.	116,351	2,783,116	*
Amicus Therapeutics Inc.	145,288	793,272	*
Arena Pharmaceuticals Inc.	241,900	413,649	*
Cepheid Inc.	53,056	1,631,472	*
Chimerix Inc.	221,053	868,738	*
Eagle Pharmaceuticals Inc.	63,266	2,454,088	*
Emergent BioSolutions Inc.	115,964	3,260,908	*
Enanta Pharmaceuticals Inc.	74,058	1,632,979	*
Epizyme Inc.	71,196	729,047	*
Geron Corp.	995,291	2,667,380	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Biotechnology — continued
Halozyme Therapeutics Inc.	73,989	$638,525	*
Infinity Pharmaceuticals Inc.	135,100	179,683	*
Insmed Inc.	71,707	707,031	*
Insys Therapeutics Inc.	140,736	1,821,124	*
Merrimack Pharmaceuticals Inc.	226,776	1,222,323	*
MiMedx Group Inc.	446,464	3,562,783	*
Momenta Pharmaceuticals Inc.	230,896	2,493,677	*
NewLink Genetics Corp.	148,806	1,675,555	*
OncoMed Pharmaceuticals Inc.	49,793	612,952	*
Osiris Therapeutics Inc.	105,040	534,654
Peregrine Pharmaceuticals Inc.	391,300	142,472	*
PTC Therapeutics Inc.	192,104	1,348,570	*
Repligen Corp.	126,739	3,467,579	*
Sangamo BioSciences Inc.	113,239	655,654	*
Trevena Inc.	137,704	867,535	*
Vanda Pharmaceuticals Inc.	385,660	4,315,535	*
Total Biotechnology		45,670,526
Health Care Equipment & Supplies — 3.2%
Analogic Corp.	7,755	616,057
DexCom Inc.	27,915	2,214,497	*
ICU Medical Inc.	47,515	5,357,316	*
Invacare Corp.	148,776	1,804,653
Merit Medical Systems Inc.	186,767	3,703,590	*
Natus Medical Inc.	90,437	3,418,519	*
NuVasive Inc.	85,053	5,079,365	*
NxStage Medical Inc.	116,800	2,532,224	*
OraSure Technologies Inc.	462,937	2,735,958	*
Quidel Corp.	70,183	1,253,468	*
Zeltiq Aesthetics Inc.	204,224	5,581,442	*
Total Health Care Equipment & Supplies		34,297,089
Health Care Providers & Services — 3.2%
Addus HomeCare Corp.	39,425	687,178	*
Amsurg Corp.	56,450	4,377,133	*
Ensign Group Inc.	79,438	1,668,992
Kindred Healthcare Inc.	273,434	3,087,070
Magellan Health Inc.	110,211	7,248,577	*
Molina Healthcare Inc.	100,844	5,032,116	*
Team Health Holdings Inc.	93,349	3,796,504	*

See Notes to Financial Statements.

10	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care Providers & Services — continued
WellCare Health Plans Inc.	78,573	$8,429,311	*
Total Health Care Providers & Services		34,326,881
Life Sciences Tools & Services — 1.0%
Cambrex Corp.	65,102	3,367,726	*
INC Research Holdings Inc., Class A Shares	77,355	2,949,546	*
Luminex Corp.	41,076	830,968	*
PAREXEL International Corp.	23,877	1,501,386	*
PRA Health Sciences Inc.	50,600	2,113,056	*
Total Life Sciences Tools & Services		10,762,682
Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals Inc.	17,000	274,040	*
DepoMed Inc.	112,831	2,213,744	*
Dyax Corp., Contingent Value Rights	233,901	0	(a)(b)(c)
Horizon Pharma PLC	71,867	1,183,650	*
Impax Laboratories Inc.	142,900	4,118,378	*
Intersect ENT Inc.	54,400	703,392	*
Medicines Co.	44,168	1,485,370	*
Sagent Pharmaceuticals Inc.	29,800	446,404	*
SciClone Pharmaceuticals Inc.	495,887	6,476,284	*
Sucampo Pharmaceuticals Inc., Class A Shares	112,564	1,234,827	*
Total Pharmaceuticals		18,136,089
Total Health Care		143,193,267
Industrials — 12.0%
Aerospace & Defense — 0.3%
AAR Corp.	77,690	1,813,285
Astronics Corp.	20,080	667,861	*
Moog Inc., Class A Shares	16,147	870,646	*
Total Aerospace & Defense		3,351,792
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.	66,688	2,762,217	*
Airlines — 0.9%
Hawaiian Holdings Inc.	183,675	6,972,303	*
SkyWest Inc.	106,900	2,828,574
Total Airlines		9,800,877
Building Products — 0.5%
Insteel Industries Inc.	20,662	590,727
Patrick Industries Inc.	77,546	4,675,248	*
Total Building Products		5,265,975

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Commercial Services & Supplies — 3.5%
ABM Industries Inc.	133,676	$4,876,500
ACCO Brands Corp.	291,235	3,008,458	*
Deluxe Corp.	118,900	7,891,393
Ennis Inc.	81,780	1,568,540
Essendant Inc.	119,194	3,642,569
Herman Miller Inc.	113,100	3,380,559
Interface Inc.	245,071	3,737,333
Knoll Inc.	59,758	1,450,924
Quad Graphics Inc.	124,830	2,907,291
Steelcase Inc., Class A Shares	172,979	2,347,325
Tetra Technology Inc.	87,244	2,682,317
Total Commercial Services & Supplies		37,493,209
Construction & Engineering — 1.5%
Aegion Corp.	83,846	1,635,836	*
Argan Inc.	80,279	3,349,240
EMCOR Group Inc.	120,409	5,931,347
Granite Construction Inc.	69,219	3,152,925
MYR Group Inc.	112,217	2,702,185	*
Total Construction & Engineering		16,771,533
Machinery — 2.4%
Alamo Group Inc.	1,770	116,767
Briggs & Stratton Corp.	91,900	1,946,442
Energy Recovery Inc.	153,611	1,365,602	*
Federal Signal Corp.	272,481	3,509,555
Global Brass & Copper Holdings Inc.	107,004	2,920,139
Greenbrier Cos. Inc.	68,800	2,004,144
Harsco Corp.	174,746	1,160,313
Hillenbrand Inc.	28,145	845,476
Hyster-Yale Materials Handling Inc.	48,703	2,897,342
Mueller Water Products Inc., Class A Shares	366,998	4,191,117
Wabash National Corp.	433,133	5,500,789	*
Total Machinery		26,457,686
Marine — 0.1%
Matson Inc.	25,300	816,937
Professional Services — 1.5%
Barrett Business Services Inc.	36,529	1,509,378
Insperity Inc.	90,629	6,999,278
Navigant Consulting Inc.	137,524	2,221,013	*

See Notes to Financial Statements.

12	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Professional Services — continued
Resources Connection Inc.	205,320	$3,034,629
TrueBlue Inc.	123,575	2,338,039	*
Total Professional Services		16,102,337
Road & Rail — 0.6%
ArcBest Corp.	110,598	1,797,217
Swift Transportation Co.	183,514	2,827,951	*
YRC Worldwide Inc.	228,741	2,012,921	*
Total Road & Rail		6,638,089
Trading Companies & Distributors — 0.4%
Aircastle Ltd.	186,479	3,647,529
CAI International Inc.	97,000	727,500	*
Total Trading Companies & Distributors		4,375,029
Total Industrials		129,835,681
Information Technology — 18.2%
Communications Equipment — 1.6%
Black Box Corp.	45,027	588,953
Brocade Communications Systems Inc.	323,900	2,973,402
Calix Inc.	224,292	1,549,858	*
Comtech Telecommunications Corp.	48,633	624,448
InterDigital Inc.	49,386	2,749,812
NETGEAR Inc.	89,438	4,251,882	*
Plantronics Inc.	64,118	2,821,192
Polycom Inc.	129,331	1,454,974	*
Total Communications Equipment		17,014,521
Electronic Equipment, Instruments & Components — 3.8%
Benchmark Electronics Inc.	262,745	5,557,057	*
Coherent Inc.	37,778	3,467,265	*
ePlus Inc.	23,203	1,897,773	*
Insight Enterprises Inc.	143,200	3,723,200	*
Methode Electronics Inc.	155,626	5,327,078
Plexus Corp.	100,000	4,320,000	*
QLogic Corp.	283,382	4,177,051	*
Sanmina Corp.	202,845	5,438,274	*
ScanSource Inc.	41,524	1,540,956	*
Tech Data Corp.	86,533	6,217,396	*
Total Electronic Equipment, Instruments & Components		41,666,050
Internet Software & Services — 1.8%
EarthLink Holdings Corp.	534,493	3,420,755
LogMeIn Inc.	17,418	1,104,824	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Internet Software & Services — continued
Stamps.com Inc.	66,292	$5,795,246	*
Web.com Group Inc.	95,966	1,744,662	*
WebMD Health Corp.	120,589	7,007,427	*
Total Internet Software & Services		19,072,914
IT Services — 2.6%
CACI International Inc., Class A Shares	17,931	1,621,142	*
Convergys Corp.	173,260	4,331,500
Datalink Corp.	78,305	587,288	*
EVERTEC Inc.	102,726	1,596,362
Hackett Group Inc.	96,118	1,333,157
Luxoft Holding Inc.	49,444	2,572,077	*
ManTech International Corp., Class A Shares	29,431	1,113,080
NeuStar Inc., Class A Shares	187,755	4,414,120	*
Science Applications International Corp.	77,724	4,535,195
Sykes Enterprises Inc.	133,045	3,852,983	*
Travelport Worldwide Ltd.	76,480	985,827
Virtusa Corp.	34,001	981,949	*
Total IT Services		27,924,680
Semiconductors & Semiconductor Equipment — 3.3%
Amkor Technology Inc.	630,457	3,625,128	*
Cirrus Logic Inc.	195,057	7,566,261	*
Cohu Inc.	63,808	692,317
Fairchild Semiconductor International Inc.	366,361	7,272,266	*
FormFactor Inc.	293,000	2,634,070	*
Integrated Device Technology Inc.	165,700	3,335,541	*
MaxLinear Inc., Class A Shares	162,952	2,929,877	*
Microsemi Corp.	97,605	3,189,731	*
NeoPhotonics Corp.	266,693	2,541,584	*
Photronics Inc.	117,726	1,048,939	*
Sigma Designs Inc.	91,681	589,509	*
Xcerra Corp.	132,487	761,800	*
Total Semiconductors & Semiconductor Equipment		36,187,023
Software — 4.7%
A10 Networks Inc.	114,110	738,292	*
Aspen Technology Inc.	109,613	4,410,827	*
Fair Isaac Corp.	41,502	4,690,141
Gigamon Inc.	151,671	5,670,979	*
Manhattan Associates Inc.	149,828	9,608,470	*
Mentor Graphics Corp.	239,977	5,101,911

See Notes to Financial Statements.

14	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Software — continued
MicroStrategy Inc., Class A Shares	30,734	$5,379,065	*
Pegasystems Inc.	134,967	3,637,361
Progress Software Corp.	156,573	4,299,494	*
Silver Spring Networks Inc.	31,000	376,650	*
Tivo Inc.	430,008	4,257,079	*
VASCO Data Security International Inc.	146,725	2,404,823	*
Zedge Inc., Class B Shares	8,579	39,377	*
Total Software		50,614,469
Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging Inc.	19,200	826,368	*
Super Micro Computer Inc.	137,311	3,412,178	*
Total Technology Hardware, Storage & Peripherals		4,238,546
Total Information Technology		196,718,203
Materials — 3.6%
Chemicals — 1.5%
Axiall Corp.	120,000	3,913,200
Chemtura Corp.	152,414	4,020,681	*
Koppers Holdings Inc.	55,100	1,693,223	*
Minerals Technologies Inc.	35,762	2,031,282
Trinseo SA	100,438	4,311,803	*
Total Chemicals		15,970,189
Construction Materials — 0.1%
US Concrete Inc.	16,900	1,029,379	*
Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	336,500	4,219,710
Metals & Mining — 1.2%
Coeur Mining Inc.	171,700	1,830,322	*
Commercial Metals Co.	240,618	4,066,444
Ferroglobe PLC	97,300	837,753
Handy & Harman Ltd.	11,000	288,090	*
Kaiser Aluminum Corp.	14,552	1,315,647
Stillwater Mining Co.	179,100	2,124,126	*
Worthington Industries Inc.	63,473	2,684,908
Total Metals & Mining		13,147,290
Paper & Forest Products — 0.4%
Clearwater Paper Corp.	60,800	3,974,496	*
Resolute Forest Products Inc.	160,100	846,929	*
Total Paper & Forest Products		4,821,425
Total Materials		39,187,993

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.7%
IDT Corp., Class B Shares	25,738	$365,222
Inteliquent Inc.	133,851	2,662,296
Vonage Holdings Corp.	704,074	4,294,852	*
Total Diversified Telecommunication Services		7,322,370
Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	84,338	1,616,338
Total Telecommunication Services		8,938,708
Utilities — 4.9%
Electric Utilities — 1.5%
ALLETE Inc.	80,141	5,179,513
IDACORP Inc.	41,400	3,367,890
PNM Resources Inc.	224,455	7,954,685
Total Electric Utilities		16,502,088
Gas Utilities — 2.0%
Chesapeake Utilities Corp.	23,345	1,544,972
New Jersey Resources Corp.	54,800	2,112,540
Northwest Natural Gas Co.	53,402	3,461,518
ONE Gas Inc.	78,246	5,210,401
Southwest Gas Corp.	86,500	6,808,415
WGL Holdings Inc.	31,000	2,194,490
Total Gas Utilities		21,332,336
Independent Power and Renewable Electricity Producers — 0.8%
Dynegy Inc.	279,605	4,820,390	*
NRG Yield Inc., Class C Shares	35,300	550,327
Pattern Energy Group Inc.	48,663	1,117,789
Talen Energy Corp.	179,544	2,432,821	*
Total Independent Power and Renewable Electricity Producers		8,921,327
Multi-Utilities — 0.4%
Black Hills Corp.	53,738	3,387,644
Unitil Corp.	13,453	574,039
Total Multi-Utilities		3,961,683
Water Utilities — 0.2%
American States Water Co.	59,252	2,596,423
Total Utilities		53,313,857
Total Common Stocks (Cost — $1,012,604,538)		1,057,590,996
Investments in Underlying Funds — 0.2%
iShares Trust — iShares Russell 2000 Index Fund (Cost — $2,710,841)	23,501	2,701,910
Total Investments before Short-Term Investments (Cost — $1,015,315,379)		1,060,292,906

See Notes to Financial Statements.

16	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Rate	Shares	Value
Short-Term Investments — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $18,635,278)	0.479%	18,635,278	$18,635,278
Total Investments — 99.8% (Cost — $1,033,950,657#)			1,078,928,184
Other Assets in Excess of Liabilities — 0.2%			1,779,001
Total Net Assets — 100.0%			$1,080,707,185

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $1,033,950,657)	$1,078,928,184
Receivable for Fund shares sold	1,503,828
Dividends and interest receivable	1,314,614
Prepaid expenses	99,477
Total Assets	1,081,846,103

Liabilities:
Investment management fee payable	600,885
Payable for Fund shares repurchased	370,178
Trustees’ fees payable	18,581
Service and/or distribution fees payable	13,713
Accrued expenses	135,561
Total Liabilities	1,138,918
Total Net Assets	$1,080,707,185

Net Assets:
Par value (Note 7)	$898
Paid-in capital in excess of par value	1,030,004,598
Undistributed net investment income	3,419,486
Accumulated net realized gain on investments	2,304,676
Net unrealized appreciation on investments	44,977,527
Total Net Assets	$1,080,707,185

See Notes to Financial Statements.

18	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

Net Assets:
Class A	$20,046,086
Class A2	$24,943,220
Class C	$5,445,332
Class FI	$146,060
Class I	$250,080,908
Class IS	$780,045,579

Shares Outstanding:
Class A	1,671,214
Class A2	2,100,289
Class C	481,213
Class FI	12,604
Class I	20,547,064
Class IS	65,012,426

Net Asset Value:
Class A (and redemption price)	$11.99
Class A2 (and redemption price)	$11.88
Class C*	$11.32
Class FI (and redemption price)	$11.59
Class I (and redemption price)	$12.17
Class IS (and redemption price)	$12.00
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.72
Class A2 (based on maximum initial sales charge of 5.75%)	$12.60

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Dividends and distributions	$8,253,626
Return of capital (Note 1(e))	(491,190)
Net Dividends and Distributions	7,762,436
Interest	35,728
Less: Foreign taxes withheld	(2,267)
Total Investment Income	7,795,897

Expenses:
Investment management fee (Note 2)	3,621,353
Transfer agent fees (Note 5)	311,477
Service and/or distribution fees (Notes 2 and 5)	77,498
Registration fees	77,404
Trustees’ fees	54,323
Fund accounting fees	49,154
Legal fees	48,744
Audit and tax fees	18,251
Shareholder reports	15,833
Insurance	6,335
Fees recaptured by investment manager (Note 2)	4,482
Custody fees	3,692
Miscellaneous expenses	5,461
Total Expenses	4,294,007
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(83,022)
Net Expenses	4,210,985
Net Investment Income	3,584,912

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	5,894,698
REIT distributions	192,424
Net Realized Gain	6,087,122
Change in Net Unrealized Appreciation (Depreciation)	(6,427,623)
Net Loss on Investments	(340,501)
Increase in Net Assets From Operations	$3,244,411

See Notes to Financial Statements.

20	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$3,584,912	$3,916,422
Net realized gain	6,087,122	63,270,020
Change in net unrealized appreciation (depreciation)	(6,427,623)	(117,360,272)
Increase (Decrease) in Net Assets From Operations	3,244,411	(50,173,830)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(3,300,186)
Net realized gains	—	(73,548,897)
Decrease in Net Assets From Distributions to Shareholders	—	(76,849,083)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	104,692,487	579,044,686
Reinvestment of distributions	—	69,942,023
Cost of shares repurchased	(137,656,065)	(199,040,097)
Increase (Decrease) in Net Assets From Fund Share Transactions	(32,963,578)	449,946,612
Increase (Decrease) in Net Assets	(29,719,167)	322,923,699

Net Assets:
Beginning of period	1,110,426,352	787,502,653
End of period*	$1,080,707,185	$1,110,426,352
*Includes undistributed (overdistributed) net investment income, respectively, of:	$3,419,486	$(165,426)

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$11.95	$13.46	$13.80	$10.94	$9.50	$9.74

Income (loss) from operations:
Net investment income (loss)	0.02	0.00 [4]	(0.03)	(0.01)	0.09	0.01
Net realized and unrealized gain (loss)	0.02	(0.64)	1.22	4.08	1.41	(0.24)
Total income (loss) from operations	0.04	(0.64)	1.19	4.07	1.50	(0.23)

Less distributions from:
Net investment income	—	—	—	(0.05)	(0.06)	(0.01)
Net realized gains	—	(0.87)	(1.53)	(1.16)	—	—
Total distributions	—	(0.87)	(1.53)	(1.21)	(0.06)	(0.01)

Net asset value, end of period	$11.99	$11.95	$13.46	$13.80	$10.94	$9.50
Total return[5]	0.33%	(4.89)%	9.09%	37.82%	15.83%	(2.40)%

Net assets, end of period (000s)	$20,046	$18,127	$17,244	$17,896	$16,889	$18,142

Ratios to average net assets:
Gross expenses	1.20%[6,7]	1.20%[7]	1.21%[7]	1.23%[7]	1.24%	1.23%[7]
Net expenses[8]	1.20 [6,7]	1.20 [7,9]	1.20 [7,9]	1.20 [7,9]	1.21 [9]	1.23 [7]
Net investment income (loss)	0.33 [6]	0.01	(0.21)	(0.07)	0.82	0.03

Portfolio turnover rate	12%	34%	42%	85%	57%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.84	$13.37	$13.75	$10.93	$10.58

Income (loss) from operations:
Net investment income (loss)	0.01	(0.02)	(0.04)	(0.00) [4]	0.07
Net realized and unrealized gain (loss)	0.03	(0.64)	1.19	4.05	0.40
Total income (loss) from operations	0.04	(0.66)	1.15	4.05	0.47

Less distributions from:
Net investment income	—	—	—	(0.07)	(0.12)
Net realized gains	—	(0.87)	(1.53)	(1.16)	—
Total distributions	—	(0.87)	(1.53)	(1.23)	(0.12)

Net asset value, end of period	$11.88	$11.84	$13.37	$13.75	$10.93
Total return[5]	0.34%	(5.08)%	8.82%	37.69%	4.41%

Net assets, end of period (000s)	$24,943	$22,061	$14,399	$3,522	$353

Ratios to average net assets:
Gross expenses	1.47%[6]	1.49%[7]	1.58%[7]	1.72%[7]	1.20%[6]
Net expenses[8,9]	1.40 [6]	1.40 [7]	1.40 [7]	1.35 [7]	1.05 [6]
Net investment income (loss)	0.12 [6]	(0.19)	(0.33)	(0.02)	3.98 [6]

Portfolio turnover rate	12%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period October 31, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual operating expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.40%. This arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$11.31	$12.88	$13.37	$10.69	$9.30	$9.61

Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.10)	(0.13)	(0.10)	0.01	(0.07)
Net realized and unrealized gain (loss)	0.03	(0.60)	1.17	3.96	1.38	(0.23)
Total income (loss) from operations	0.01	(0.70)	1.04	3.86	1.39	(0.30)

Less distributions from:
Net investment income	—	—	—	(0.02)	—	(0.01)
Net realized gains	—	(0.87)	(1.53)	(1.16)	—	—
Total distributions	—	(0.87)	(1.53)	(1.18)	—	(0.01)

Net asset value, end of period	$11.32	$11.31	$12.88	$13.37	$10.69	$9.30
Total return[4]	0.09%	(5.59)%	8.24%	36.72%	14.95%	(3.16)%

Net assets, end of period (000s)	$5,445	$6,012	$6,367	$6,179	$5,073	$5,330

Ratios to average net assets:
Gross expenses	1.97%[5,6]	1.96%[6]	2.09%	2.06%[6]	2.06%[6]	2.08%[6]
Net expenses[7,8]	1.95 [5,6]	1.95 [6]	1.95	1.95 [6]	1.97 [6]	2.05 [6]
Net investment income (loss)	(0.45) [5]	(0.74)	(0.96)	(0.81)	0.07	(0.78)

Portfolio turnover rate	12%	34%	42%	85%	57%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$11.54	$13.03	$13.42	$10.68	$9.27	$9.51

Income (loss) from operations:
Net investment income (loss)	0.02	(0.03)	(0.03)	0.01	0.10	(0.00) [4]
Net realized and unrealized gain (loss)	0.03	(0.59)	1.17	3.96	1.36	(0.23)
Total income (loss) from operations	0.05	(0.62)	1.14	3.97	1.46	(0.23)

Less distributions from:
Net investment income	—	—	—	(0.07)	(0.05)	(0.01)
Net realized gains	—	(0.87)	(1.53)	(1.16)	—	—
Total distributions	—	(0.87)	(1.53)	(1.23)	(0.05)	(0.01)

Net asset value, end of period	$11.59	$11.54	$13.03	$13.42	$10.68	$9.27
Total return[5]	0.43%	(4.91)%	8.97%	37.87%	15.74%	(2.46)%

Net assets, end of period (000s)	$146	$64	$1,218	$2,614	$902	$746

Ratios to average net assets:
Gross expenses[6]	2.17%[7]	1.36%	1.48%	1.34%	1.53%	1.37%
Net expenses[6,8,9]	1.20 [7]	1.20	1.20	1.20	1.22	1.30
Net investment income (loss)	0.39 [7]	(0.21)	(0.24)	0.09	0.87	(0.02)

Portfolio turnover rate	12%	34%	42%	85%	57%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$12.10	$13.60	$13.90	$11.00	$9.47	$9.68

Income (loss) from operations:
Net investment income	0.03	0.10	0.03	0.05	0.05	0.04
Net realized and unrealized gain (loss)	0.04	(0.69)	1.23	4.11	1.51	(0.24)
Total income (loss) from operations	0.07	(0.59)	1.26	4.16	1.56	(0.20)

Less distributions from:
Net investment income	—	(0.04)	(0.03)	(0.10)	(0.03)	(0.01)
Net realized gains	—	(0.87)	(1.53)	(1.16)	—	—
Total distributions	—	(0.91)	(1.56)	(1.26)	(0.03)	(0.01)

Net asset value, end of period	$12.17	$12.10	$13.60	$13.90	$11.00	$9.47
Total return[4]	0.58%	(4.51)%	9.53%	38.48%	16.50%	(2.11)%

Net assets, end of period (000s)	$250,081	$275,797	$5,559	$9,126	$9,438	$220,655

Ratios to average net assets:
Gross expenses	0.95%[5]	0.76%[6]	0.78%[6]	0.78%[6]	0.89%	0.94%[6]
Net expenses[7]	0.90 [5,8]	0.76 [6]	0.77 [6,8]	0.77 [6,8]	0.89 [8]	0.94 [6]
Net investment income	0.60 [5]	0.76	0.19	0.37	0.47	0.33

Portfolio turnover rate	12%	34%	42%	85%	57%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2017, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012[3,4]

Net asset value, beginning of period	$11.92	$13.41	$13.73	$10.88	$10.67

Income (loss) from operations:
Net investment income	0.04	0.06	0.03	0.05	0.13
Net realized and unrealized gain (loss)	0.04	(0.64)	1.21	4.06	0.21
Total income (loss) from operations	0.08	(0.58)	1.24	4.11	0.34

Less distributions from:
Net investment income	—	(0.04)	(0.03)	(0.10)	(0.13)
Net realized gains	—	(0.87)	(1.53)	(1.16)	—
Total distributions	—	(0.91)	(1.56)	(1.26)	(0.13)

Net asset value, end of period	$12.00	$11.92	$13.41	$13.73	$10.88
Total return[5]	0.67%	(4.47)%	9.50%	38.46%	3.22%

Net assets, end of period (000s)	$780,046	$788,366	$742,715	$768,829	$549,249

Ratios to average net assets:
Gross expenses	0.75%[6,7]	0.75%[7]	0.76%	0.77%	0.79%[6]
Net expenses[8,9]	0.75 [6,7]	0.75 [7]	0.75	0.75	0.74 [6]
Net investment income	0.76 [6]	0.44	0.24	0.41	1.58 [6]

Portfolio turnover rate	12%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period March 23, 2012 (inception date) to December 31, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (formerly QS Batterymarch U.S. Small Capitalization Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

28	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:
Health care	$143,193,267	—	$0	*	$143,193,267
Other common stocks	914,397,729	—	—		914,397,729
Investments in underlying funds	2,701,910	—	—		2,701,910
Total long-term investments	$1,060,292,906	—	$0	*	$1,060,292,906
Short-term investments†	18,635,278	—	—		18,635,278
Total investments	$1,078,928,184	—	$0	*	$1,078,928,184

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

30	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Prior to April 1, 2016, QS Batterymarch Financial Management (“QS Batterymarch”) was the Fund’s subadviser.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Prior to April 1, 2016, QS Batterymarch was a wholly-owned subsidiary of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay QS Investors and Western Asset the entire management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that total annual operating expenses are not expected to exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2017, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $83,022.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

32	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2016	—	—	$5,367	—	—	$131,832
Expires December 31, 2017	—	$13,200	8,453	$2,121	—	107,946
Expires December 31, 2018	—	18,031	822	4,484	—	11,703
Expires December 31, 2019	—	7,476	488	656	$56,234	18,168
Total fee waivers/expense reimbursements subject to recapture	—	$38,707	$15,130	$7,261	$56,234	$269,649

For the six months ended June 30, 2016, LMPFA recaptured $2,496, $31, $21 and $1,934 for Class A, Class C, Class FI and Class IS shares, respectively.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $706 and $21,682 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A2	Class C
CDSCs	$39	$133

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$124,638,069
Sales	139,071,550

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$164,887,374
Gross unrealized depreciation	(119,909,847)
Net unrealized appreciation	$44,977,527

4. Derivative instruments and hedging activities

During the six months ended June 30, 2016, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$22,567	$15,120
Class A2	27,943	51,636
Class C	26,818	5,723
Class FI	170	767
Class I	—	236,939
Class IS	—	1,292
Total	$77,498	$311,477

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class A2	$7,476
Class C	488
Class FI	656
Class I	56,234
Class IS	18,168
Total	$83,022

34	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class A	—	—
Class A2	—	—
Class C	—	—
Class FI	—	—
Class I	—	$724,945
Class IS	—	2,575,241
Total	—	$3,300,186

Net Realized Gains:
Class A	—	$1,217,092
Class A2	—	1,467,662
Class C	—	445,222
Class FI	—	77,069
Class I	—	16,472,662
Class IS	—	53,869,190
Total	—	$73,548,897

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	358,136	$4,086,657	419,268	$5,647,808
Shares issued on reinvestment	—	—	96,118	1,187,774
Shares repurchased	(204,416)	(2,276,210)	(279,447)	(3,735,327)
Net increase	153,720	$1,810,447	235,939	$3,100,255

Class A2
Shares sold	410,770	$4,641,601	962,110	$12,979,237
Shares issued on reinvestment	—	—	120,008	1,467,662
Shares repurchased	(173,885)	(1,969,142)	(295,548)	(3,968,084)
Net increase	236,885	$2,672,459	786,570	$10,478,815

QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class C
Shares sold	8,557	$93,887	86,986	$1,143,110
Shares issued on reinvestment	—	—	37,829	443,953
Shares repurchased	(58,816)	(628,617)	(87,649)	(1,115,537)
Net increase (decrease)	(50,259)	$(534,730)	37,166	$471,526

Class FI
Shares sold	10,031	$102,794	394,221	$5,443,941
Shares issued on reinvestment	—	—	5,596	74,923
Shares repurchased	(2,983)	(33,716)	(487,706)	(6,200,400)
Net increase (decrease)	7,048	$69,078	(87,889)	$(681,536)

Class I
Shares sold	2,191,562	$24,977,825	23,052,864	$302,493,596
Shares issued on reinvestment	—	—	1,401,957	17,191,724
Shares repurchased	(4,432,853)	(49,228,792)	(2,075,232)	(26,233,265)
Net increase (decrease)	(2,241,291)	$(24,250,967)	22,379,589	$293,452,055

Class IS
Shares sold	6,287,894	$70,789,723	18,698,753	$251,336,994
Shares issued on reinvestment	—	—	4,014,983	49,575,987
Shares repurchased	(7,401,533)	(83,519,588)	(11,956,121)	(157,787,484)
Net increase (decrease)	(1,113,639)	$(12,729,865)	10,757,615	$143,125,497

8. Capital loss carryforward

As of December 31, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(978,926)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $3,059,799, which have no expiration date, must be used first to offset any such gains.

36	QS U.S. Small Capitalization Equity Fund 2016 Semi-Annual Report

QS

U.S. Small Capitalization Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/16 SR16-2850

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016